Dear Shareholder:

The  Victory  Prospectus  for  the  following  Funds  is  being  revised.   This
information is important and is part of your Prospectus.

--------------------------------------------------------------------------------

                             The Victory Portfolios

                                  Balanced Fund
                           Convertible Securities Fund
                           Real Estate Investment Fund

                         Supplement dated June 30, 1999
                      To the Prospectus dated March 1, 1999

1. On pages 2, 4 and 6, in the Risk/Return Summary for each of the Funds, add the following information at the end of the "Principal Risks" section:

                  An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

2. On page 3, under "Risk/Return Summary - Investment Performance" for the Balanced Fund, replace the chart on the lower left side of the page with the chart below:

         The table shows how the Balanced Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index and an index of mutual funds with similar investment objectives. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

               ----------------------------------------------- ----------- ------------ -------------
               Average Annual Total Returns (for the Periods      Past        Past         Since
               ended December 31, 1998)                         One Year     5 Years     Inception
                                                                                         (12/10/93)
               ----------------------------------------------- ----------- ------------ -------------
               Class A                                             11.10%       13.53%        13.44%
               ----------------------------------------------- ----------- ------------ -------------
               Class B *                                           12.61%       14.05%        13.96%
               ----------------------------------------------- ----------- ------------ -------------
               S&P 500 Index **                                    28.58%       24.06%        23.75%
               ----------------------------------------------- ----------- ------------ -------------
               Lipper Balanced Fund ***                            15.09%       13.87%        13.42%
               ----------------------------------------------- ----------- ------------ -------------


                  * Performance information prior to March 1, 1996, the Class B Shares' inception date, reflects the performance of Class A Shares, which has not been adjusted for the expenses of Class B Shares.
                  ** The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.
                  *** The Lipper Balanced Fund Index is a non-weighted index of the 30 largest funds within the Lipper Balanced Fund investment category.


                                  VF-SPEC-SUP2

3. On page 5, under "Risk/Return Summary - Investment Performance" for the Convertible Securities Fund, replace the chart on the lower left side of the page with the chart below:

         The table shows how the Convertible Securities Fund's average annual returns for one year, five years and ten years compare to those of a broad-based market index and an index of mutual funds with similar investment objectives. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.


               ------------------------------------------------ ---------- ------------ -----------
               Average Annual Total Returns (for the Periods      Past        Past      Past 10
               ended December 31, 1998)                         One Year     5 Years      Years
               ------------------------------------------------ ---------- ------------ -----------
               Class A                                             -6.48%        8.56%      11.26%
               ------------------------------------------------ ---------- ------------ -----------
               S&P 500 Index *                                     28.58%       24.06%      18.89%
               ------------------------------------------------ ---------- ------------ -----------
               Lipper Convertible Securities Fund Index **          2.82%        9.96%      11.10%
               ------------------------------------------------ ---------- ------------ -----------

                  * The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.
                  ** Lipper Convertible Securities Fund Index invests its portfolio primarily in convertible bonds and convertible preferred shares. Lipper Mutual Fund Indices are equally weighted and composed of the largest mutual funds within their respective investment objectives, adjusted for the reinvestment of capital gains distributions and income dividends.

4. On page 7, under "Risk/Return Summary - Investment Performance" for the Real Estate Investment Fund, replace the chart on the lower left side of the page with the chart below:

                  The table shows how the Real Estate Investment Fund's average annual returns for one year and since inception compare to those of a broad-based market index. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.


               ----------------------------------------------- ----------- ------------
               Average Annual Total Returns (for the Periods      Past        Since
               ended December 31, 1998)                         One Year    Inception
                                                                            (4/30/97)
               ----------------------------------------------- ----------- ------------
               Class A                                            -19.32%        1.58%
               ----------------------------------------------- ----------- ------------
               Morgan Stanley REIT Index *                        -16.90%        2.17%
               ----------------------------------------------- ----------- ------------


                  * The Morgan Stanley REIT Index is a capitalization weighted index with dividends reinvested of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The index was developed with a base value of 200 as of December 31, 1994.

5. On page 11, under "Share Price," replace the second sentence in the first paragraph with the following:

                  You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order.

Please insert this supplement in the front of your Prospectus. If you want to obtain more information, please call the Funds at 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999.



                                       2


                                  VF-SPEC-SUP2

Dear Shareholder:

The Victory Lakefront Fund Prospectus is being revised. This supplement supersedes all previously dated supplements. Please discard all other supplements. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------

                             The Victory Portfolios

                                 Lakefront Fund

                         Supplement dated June 30, 1999
                      To the Prospectus dated March 1, 1999

1. On page 2, in the Risk/Return Summary for the Fund, add the following information at the end of the "Principal Risks" section:

                  An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

2. On page 3, in the Risk/Return Summary, in the "Fund Expenses" section, replace the Annual Fund Operating Expenses table and the EXAMPLE with the following:

         The Annual Fund Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder of the Fund. The Fund pays these expenses from its assets.

    Annual Fund Operating Expenses                                   Class A
    ---------------------------------------------------------------- -----------
    Management Fees                                                  1.00%
    ---------------------------------------------------------------- -----------
    Distribution (12b-1) Fees                                        0.00%
    ---------------------------------------------------------------- -----------
    Other Expenses /1/                                               5.45%
    ---------------------------------------------------------------- -----------
    Total Fund Operating Expenses                                    6.45%
                                                                     ----
    ---------------------------------------------------------------- -----------
    Fee Waiver and Expense Reimbursement                             (4.95%)
    ---------------------------------------------------------------- -----------
    Net Expenses /2/                                                  1.50%
                                                                      ====
    ----------------------------------------------------------------

                       /1/ Includes a shareholder  servicing fee of 0.25%.

                       /2/ The  Adviser has agreed to waive its  management  fee
                           and/or to reimburse expenses, as allowed by law, to the extent necessary to maintain the Fund's annual net operating expenses at a maximum of 1.50% until at least February 29, 2000, and at a maximum of 2.00% from March 1, 2000 to February 28, 2009.

         EXAMPLE

         The following Example is designed to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods shown and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses equal 1.50% until February 29, 2000, and 2.00% from March 1, 2000 to February 28, 2009. Although your actual costs may be higher or lower, based on these assumptions your costs would be*:


--------------------------------------------------------------------------------------------------
                         1 Year             3 Years           5 Years           10 Years
--------------------------------------------------------------------------------------------------
         Class A         $710               $1,123            $1,556            $2,777
--------------------------------------------------------------------------------------------------


         * This Example assumes purchase of shares at the maximum sales charge. The sales charge is waived for certain investors (see page 9 of the Prospectus). For shares purchased at net asset value, without any sales charge, under the same assumptions as set forth in the Example, the respective 1 year, 3 year, 5 year, and 10 year costs would be $153, $581, $1,040, and $2,336.

3. On page 3, under "Risk/Return Summary - Investment Performance," replace the chart on the lower left side of the page with the chart below:

         The table shows how the Fund's average annual returns for one year and since inception compare to those of a broad-based market index. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.


               ----------------------------------------------- ----------- ------------
               Average Annual Total Returns (for the Periods      Past        Since
               ended December 31, 1998)                         One Year    Inception
                                                                            (3/3/97)
               ----------------------------------------------- ----------- ------------
               Class A                                              6.84%       13.37%
               ----------------------------------------------- ----------- ------------
               S&P 500 Index *                                     28.58%       29.74%
               ----------------------------------------------- ----------- ------------

                  * The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.

4. On page 5, under "Share Price," replace the second sentence in the first paragraph with the following:

                           You may buy,  exchange,  and sell your  shares on any
                  business day at a price that is based on the NAV that is calculated after you place your order.

5. On page 5, in the "Dividends, Distributions, and Taxes" section, replace the first sentence of the last paragraph with the following information:

                  Ordinarily, the Fund declares and pays dividends quarterly.

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Fund at 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999.

                                  VF-VLFT-SUP3

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised. This supplement
supersedes  all  previously   dated   supplements.   Please  discard  all  other
supplements. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------


                             The Victory Portfolios

                            Limited Term Income Fund
                            Intermediate Income Fund
                            Government Mortgage Fund
                          Investment Quality Bond Fund

                         Supplement dated June 30, 1999
                      To the Prospectus dated March 1, 1999


1. On page 3, under "Risk/Return Summary - Investment Performance" for the Limited Term Income Fund, replace the chart on the lower left side of the page with the chart below:

         The table shows how the Limited Term Income Fund's average annual returns for one year, five years and since inception compare to those of two broad-based market indices. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.


               ----------------------------------------------- ----------- ------------ ------------
               Average Annual Total Returns (for the Periods      Past        Past         Since
               ended December 31, 1998)                         One Year     5 Years     Inception
                                                                                        (10/20/89)
               ----------------------------------------------- ----------- ------------ ------------
               Class A                                              3.87%        4.60%        6.11%
               ----------------------------------------------- ----------- ------------ ------------
               Merrill Lynch 1-3 Yr. Treasury Index *               7.00%        5.99%        7.13%
               ----------------------------------------------- ----------- ------------ ------------
               Lehman 1-3 Yr. Gov't Index **                        6.97%        5.96%        7.09%
               ----------------------------------------------- ----------- ------------ ------------
                  *        The  Merrill  Lynch  1-3  Year  Treasury  Index  is a
                           broad-based   unmanaged  index  that  represents  the
                           general performance of short-term (1-3 year) U.S.
                           Treasury securities.
                  **       The Lehman Brothers 1-3 Year  Government  Index is an
                           unmanaged index comprised of U.S.  Government  Agency
                           debt securities that mature in one to three years.

2.       On page 5, under "Risk/Return Summary - Investment Performance" for the
         Intermediate Income Fund, replace the chart on the lower left side of the page with the chart below:

         The table shows how the Intermediate Income Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

               ----------------------------------------------- ----------- ------------ ------------
               Average Annual Total Returns (for the Periods      Past        Past         Since
               ended December 31, 1998)                         One Year     5 Years     Inception
                                                                                        (12/10/93)
               ----------------------------------------------- ----------- ------------ ------------
               Class A                                              1.29%        4.46%        4.37%
               ----------------------------------------------- ----------- ------------ ------------
               Lehman Int Gov't/Corp Bond Index *                   8.44%        6.59%        6.60%
               ----------------------------------------------- ----------- ------------ ------------


                  * The Lehman Brothers Intermediate Government/Corporate Bond Index is an unmanaged index comprised of investment-grade corporate debt securities and U.S. Treasury and U.S. Government Agency debt securities that mature in one to ten years.



                                  VF-TXFI-SUP2

3. On page 7, under "Risk/Return Summary - Investment Performance" for the Government Mortgage Fund, replace the chart on the lower left side of the page with the chart below:

         The table shows how the Government Mortgage Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.


               ----------------------------------------------- ----------- ------------ -------------
               Average Annual Total Returns (for the Periods      Past        Past         Since
               ended December 31, 1998)                         One Year     5 Years     Inception
                                                                                         (5/18/90)
               ----------------------------------------------- ----------- ------------ -------------
               Class A                                               .57%        5.16%         7.39%
               ----------------------------------------------- ----------- ------------ -------------
               Lehman Mortgage-Backed Index *                       6.96%        7.23%         8.90%
               ----------------------------------------------- ----------- ------------ -------------
                  *        The Lehman Brothers Mortgage-Backed  Securities Index
                           is a broad-based  unmanaged index that represents the
                           general performance of fixed rate mortgage bonds.

4.       On page 9, under "Risk/Return Summary - Investment Performance" for the
         Investment Quality Bond Fund, replace the chart on the lower left side of the page with the chart below:

         The table shows how the Investment Quality Bond Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

               ----------------------------------------------- ----------- ------------ -------------
               Average Annual Total Returns (for the Periods      Past        Past         Since
               ended December 31, 1998)                         One Year     5 Years     Inception
                                                                                         (12/10/93)
               ----------------------------------------------- ----------- ------------ -------------
               Class A                                              1.30%        5.04%         4.91%
               ----------------------------------------------- ----------- ------------ -------------
               Lehman Aggregate Index *                             8.69%        7.27%         7.32%
               ----------------------------------------------- ----------- ------------ -------------


                  * The Lehman Brothers Aggregate Bond Index is a broad-based unmanaged index that represents the general performance of longer-term (greater than 1 year), investment-grade fixed-income securities.

5. On page 13, under "Share Price," replace the second sentence in the first paragraph with the following:

                  You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order.

6. On page 23, in the "Portfolio Management" section, please replace the second paragraph with the following:

                  Matthew D. Meyer is the Portfolio Manager of the Intermediate Income Fund, a position he has held since May 1, 1999. He has been a Senior Portfolio Manager and Director in the Taxable Fixed Income Group of KAM since January 25, 1999. Prior to this position, he was employed by McDonald & Company as a First Vice President, Senior Mortgage-Backed Securities Trader since 1995. Prior to this position, he was a Mortgage-Backed and Agency Securities Trader with First Tennessee National Corporation from February 1993 to December 1995. He has been in the fixed income securities business since 1987.

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Funds at 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999.


                                       2


                                  VF-TXFI-SUP2

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised. This supplement
supersedes  all  previously   dated   supplements.   Please  discard  all  other
supplements. This information is important and is part of your Prospectus.

--------------------------------------------------------------------------------
                             The Victory Portfolios

                          National Municipal Bond Fund
                             New York Tax-Free Fund
                            Ohio Municipal Bond Fund

                         Supplement dated June 30, 1999
                      To the Prospectus dated March 1, 1999


1. On the cover of the Prospectus, delete the word "Bond" from New York Tax-Free Fund.

2. On page 3 under "Fees and Expenses" delete the third paragraph and replace it with the following:

          On March 5, 1999, shareholders of Gradison Ohio Tax-Free Income Fund approved the reorganization of their funds into Class G Shares of the Victory Ohio Municipal Bond Fund. As a result, the Ohio Municipal Bond Fund began offering Class G Shares. The Gradison Division of McDonald Investments Inc., an affiliate of Key Asset Management Inc. (Gradison McDonald), will provide services to the shareholders of the Class G Shares of the fund. Fees and expenses associated with Class G Shares are discussed below. Class G Shares are available only through certain broker-dealers.

3. On pages 4, 6, and 8, in the Risk/Return Summary for each of the Funds, add the following information at the end of the "Principal Risks" sections:

         An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

4. On page 5, under "Risk/Return Summary - Investment Performance" for the National Municipal Bond Fund, replace the chart on the lower left side of the page with the chart below:

         The table shows how the National Municipal Bond Fund's average annual returns for one year and since inception compare to those of two broad-based market indices. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

               ----------------------------------------------- ----------- ------------

               Average Annual Total Returns (for the Periods      Past        Since
               ended December 31, 1998)                         One Year    Inception
                                                                            (2/3/94)
               ----------------------------------------------- ----------- ------------
               Class A                                               .19%        5.03%
               ----------------------------------------------- ----------- ------------
               Class B *                                            1.07%        5.03%
               ----------------------------------------------- ----------- ------------
               Lehman 7 Year Municipal Bond Index **                6.22%        5.72%
               ----------------------------------------------- ----------- ------------
               Lehman 10 Year Municipal Bond Index ***              6.76%        6.19%
               ----------------------------------------------- ----------- ------------

                  * Performance information prior to March 1, 1996, the Class B Shares inception date, reflects the performance of Class A Shares, which has not been adjusted for the expenses of Class B Shares.
                  ** The Lehman Brothers 7-year Municipal Bond Index is an unmanaged index comprised of investment grade muni bonds with maturities of 6-8 years, weighted according to the total market value of each bond in the Index.
                  *** The Lehman Brothers 10-year Municipal Bond Index is a broad-based unmanaged index that represents the general performance of investment-grade municipal bonds with maturities of 8-12 years.



                                  VF-TEFI-SUP2

5. On page 7, under "Risk/Return Summary - Investment Performance" for the New York Tax-Free Fund, replace the chart on the lower left side of the page with the chart below:

    The table shows how the New York Tax-Free Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

               ----------------------------------------------- ----------- ------------ ------------

               Average Annual Total Returns (for the Periods      Past        Past         Since
               ended December 31, 1998)                         One Year     5 Years     Inception
                                                                                         (2/11/91)
               ----------------------------------------------- ----------- ------------ ------------
               Class A                                              -.76%        3.32%        5.92%
               ----------------------------------------------- ----------- ------------ ------------
               Class B *                                             .18%        3.61%        6.20%
               ----------------------------------------------- ----------- ------------ ------------
               Lehman 10 Year Municipal Bond Index **               6.76%        6.35%        8.02%
               ----------------------------------------------- ----------- ------------ ------------

                  * Performance information prior to March 1, 1996, the Class B Shares inception date, reflects the performance of Class A Shares, which has not been adjusted for the expenses of Class B Shares.
                  ** The Lehman Brothers 10-year Municipal Bond Index is a broad-based unmanaged index that represents the general performance of investment-grade municipal bonds with maturities of 8-12 years.

6. On page 9, in the Risk/Return Summary for the Ohio Municipal Bond Fund, add the following information under "Fund Expenses."

                  Shareholder Transaction Expenses
                  (paid directly from your investment)*                                      Class G

                  Maximum Sales Charge Imposed on Purchases
                  (as a percentage of offering price)                                          NONE
                  ---------------------------------------------------------------------- -----------------
                  Maximum Sales Charge Imposed On Reinvested Dividends                         NONE
                  ---------------------------------------------------------------------- -----------------
                  Deferred Sales Charge                                                        NONE
                  ---------------------------------------------------------------------- -----------------
                  Redemption Fees                                                              NONE
                  ------------------------------------------------------------------ ---- ----------------
                  Exchange Fees                                                                NONE

                  * You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

                  The Annual Fund Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder in Class G Shares of the Ohio Municipal Bond Fund. The Ohio Municipal Bond Fund pays these expenses from its assets.

                  Annual Fund Operating Expenses                                       Class G

                  Management Fees                                                       0.60%
                  ------------------------------------------------------------ -------------------------
                  Distribution (12b-1) Fees                                             0.25%
                  ------------------------------------------------------------ -------------------------
                  Other Expenses                                                        0.27%
                                                                                        ----
                  ------------------------------------------------------------ -------------------------
                  Total Fund Operating Expenses                                         1.12%
                  ------------------------------------------------------------ -------------------------
                  Fee Waiver                                                           (0.21%)
                                                                                        ----
                  ------------------------------------------------------------ -------------------------
                  Net Expenses /1/                                                      0.91%
                                                                                        =====

                  /1/ The expenses shown are based on historical expenses of the
                      Ohio Municipal Bond Fund adjusted to reflect current expenses. The Adviser has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net operating expenses at a maximum of 0.91% until at least April 1, 2001.



                                       2


                                  VF-TEFI-SUP2

                  EXAMPLE

                  The following Example is designed to help you compare the cost of investing in Class G Shares of the Ohio Municipal Bond Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Ohio Municipal Bond Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Ohio Municipal Bond Fund's operating expenses remain the same.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 Year           3 Years           5 Years          10 Years
                  Class G                   $93              $313             $575             $1,324

                  * This Example assumes that Total Annual Fund Operating Expenses will equal 0.91% until April 1, 2001 and will equal 1.12% thereafter.

7. On page 9, under "Risk/Return Summary - Investment Performance" for the Ohio Municipal Bond Fund, replace the chart on the lower left side of the page with the chart below:

          The table shows how the Ohio Municipal Bond Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

               ----------------------------------------------- ----------- ------------ ------------
               Average Annual Total Returns (for the Periods      Past        Past         Since
               ended December 31, 1998) *                       One Year     5 Years     Inception
                                                                                         (5/18/90)
               ----------------------------------------------- ----------- ------------ ------------
               Class A
               ----------------------------------------------- ----------- ------------ ------------
               Lehman 10 Yr. Municipal Bond Index **                6.76%        6.35%        8.43%
               ----------------------------------------------- ----------- ------------ ------------

               * The Ohio Municipal Bond Fund did not offer Class G Shares prior to March 29, 1999.

               ** The Lehman Brothers 10-year Municipal Bond Index is a broad-based unmanaged index that represents the general performance of investment-grade municipal bonds with maturities of 8-12 years.

8. On page 12, under "Share Price," replace the second sentence in the first paragraph with the following:

              You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order.

9. On page 15, under "Choosing a Share Class," delete the second sentence in the first paragraph and replace it with: "The Ohio Municipal Bond Fund also offers Class G Shares which have no front-end sales charge." Add the following information to facilitate the comparison of Class G Shares of the Ohio Municipal Bond Fund to its Class A Shares:

                  Class G
                  -------

              o No front-end sales charge. All your money goes to work for you right away.
              o   No deferred sales charge.
              o   Lower  annual  expenses  than  Class A  Shares.
              o   No automatic  conversion  to Class A Shares.
              o   Class G Shares are sold only by certain broker-dealers.



                                        3


                                  VF-TEFI-SUP2

10. On page 24, under "Distribution Plan," add the following after the second paragraph:

          Victory has also adopted a Rule 12b-1 Distribution and Service Plan for Class G Shares of the Ohio Municipal Bond Fund, under which these shares will pay to the Distributor a monthly service fee at an annual rate of 0.25% of the average daily net assets of the Fund. The service fee is paid to securities broker-dealers or other financial intermediaries for providing personal services to shareholders of the Ohio Municipal Bond Fund, including responding to inquiries, providing information to shareholders about their Fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. The Ohio Municipal Bond Fund may enter into agreements with various shareholder servicing agents, including KeyCorp and its affiliates, and with other financial institutions that provide such services.

11. Throughout the Prospectus add the following where appropriate: "To obtain additional information call Gradison McDonald at 513-579-5999 or 800-869-5999 or write Gradison McDonald, 580 Walnut Street, Cincinnati, OH 45202."

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Funds at 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999.



                                       4


                                  VF-TEFI-SUP2

Dear Shareholder:

The Victory Prospectus for the following Funds is being revised. This supplement supersedes all previously dated supplements. Please discard all other supplements. This information is important and is part of your Prospectus.
--------------------------------------------------------------------------------
                             The Victory Portfolios

                                   Value Fund
                             Diversified Stock Fund
                                Stock Index Fund
                                   Growth Fund
                               Special Value Fund
                            Ohio Regional Stock Fund
                            International Growth Fund


                          Supplement dated July 1, 1999
                      To the Prospectus dated March 1, 1999

1. On page 3, under "Fees and Expenses," delete the third paragraph and replace it with the following:

         On March 5, 1999, shareholders of Gradison Growth and Income Fund and Gradison International Fund approved the reorganization of their funds into Class G Shares of the Victory Diversified Stock Fund and Victory International Growth Fund. As a result, the Diversified Stock Fund and the International Growth Fund began offering Class G Shares. The Gradison Division of McDonald Investments Inc., an affiliate of Key Asset Management Inc. (Gradison McDonald), will provide services to the shareholders of the Class G Shares of these funds. Fees and expenses associated with Class G Shares are discussed below. Class G Shares are available only through certain broker-dealers.

2. On pages 4, 6, 8, 10, 12, 14 and 16, in the Risk/Return Summary for each of the Funds, add the following information at the end of the "Principal Risks" section:

         An investment in the Fund is not a deposit of KeyBank or any of its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Coporation or any other government agency.

3. On page 5, under "Risk/Return Summary - Investment Performance" for the Value Fund, replace the chart on the lower left side of the page with the chart below:

    The table shows how the Value Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures shown in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

               ----------------------------------------------- ----------- ------------ ------------
               Average Annual Total Returns (for the Periods      Past        Past         Since
               ended December 31, 1998)                         One Year     5 Years     Inception
                                                                                         (12/3/93)
               ----------------------------------------------- ----------- ------------ ------------
               Class A                                             19.07%       20.02%       19.96%
               ----------------------------------------------- ----------- ------------ ------------
               S &P 500 Index *                                    28.58%       24.06%       23.75%
               ----------------------------------------------- ----------- ------------ ------------

                  * The Standard & Poor's 500 Stock Index is broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.



                                  VF-EQTY-SUP2

4. On page 7, in the Risk/Return Summary for the Diversified Stock Fund, add the following information under "Fund Expenses."

                  Shareholder Transaction Expenses
                  (paid directly from your investment)*                                      Class G

                  Maximum Sales Charge Imposed on Purchases
                  (as a percentage of offering price)                                          NONE
                  ---------------------------------------------------------------------- -----------------
                  Maximum Sales Charge Imposed On Reinvested Dividends                         NONE
                  ---------------------------------------------------------------------- -----------------
                  Deferred Sales Charge                                                        NONE
                  ---------------------------------------------------------------------- -----------------
                  Redemption Fees                                                              NONE
                  ---------------------------------------------------------------------- -----------------
                  Exchange Fees                                                                NONE

                  * You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

                  The Annual Fund Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder in Class G Shares of the Diversified Stock Fund.
                  The Diversified Stock Fund pays these expenses from its assets.


                  Annual Fund Operating Expenses                                       Class G

                  Management Fees                                                       0.65%
                  ------------------------------------------------------------ -------------------------
                  Distribution (12b-1) Fees                                             0.50%
                  ------------------------------------------------------------ -------------------------
                  Other Expenses                                                        0.37%
                                                                                        ----
                  ------------------------------------------------------------ -------------------------
                  Total Fund Operating Expenses                                         1.52%
                  ------------------------------------------------------------ -------------------------
                  Fee Waiver                                                           (0.08%)
                                                                                        ----
                  ------------------------------------------------------------ -------------------------
                  Net Expenses /1/                                                      1.44%
                                                                                        ====

                  /1/ The expenses shown are based on historical expenses of the
                      Fund adjusted to reflect current expenses. Key Asset Management Inc., each Fund's investment adviser (the Adviser), has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net total operating expenses at a maximum of 1.44% until at least April 1, 2001.

                  EXAMPLE

                  The following Example is designed to help you compare the cost of investing in Class G Shares of the Diversified Stock Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Diversified Stock Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Diversified Stock Fund's operating expenses remain the same.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 Year           3 Years           5 Years          10 Years
                  Class G                  $147              $464             $813             $1,799

                  * This Example assumes that Total Annual Fund Operating Expenses will equal 1.44% until April 1, 2001 and will equal 1.52% thereafter.



                                       2


                                  VF-EQTY-SUP2

5. On page 7, under "Risk/Return Summary - Investment Performance" for the Diversified Stock Fund, replace the chart on the lower left side of the page with the chart below:

         The table shows how the Diversified Stock Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures shown in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

               ----------------------------------------------- ----------- ------------ ------------
               Average Annual Total Returns (for the Periods      Past        Past         Since
               ended December 31, 1998) *                       One Year     5 Years     Inception
                                                                                        (10/20/89)
               ----------------------------------------------- ----------- ------------ ------------
               Class A                                             16.08%       21.18%       16.49%
               ----------------------------------------------- ----------- ------------ ------------
               Class B **                                          17.95%       21.86%       16.90%
               ----------------------------------------------- ----------- ------------ ------------
               S&P 500 Index ***                                   28.58%       24.06%       17.63%
               ----------------------------------------------- ----------- ------------ ------------

                  * The Diversified Stock Fund did not offer Class G Shares prior to March 29, 1999.
                  ** Performance information prior to March 1, 1996, the Class B Shares' inception date, reflects the performance of Class A Shares, which has not been adjusted for the expenses of Class B Shares.
                  *** The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.

6. On page 9, in the Risk/Return Summary for the Stock Index Fund, replace the "Fund Expenses" section with the following information:

                  Shareholder Transaction Expenses
                  (paid directly from your investment)*                                      Class A           Class G
                  Maximum Sales Charge Imposed on Purchases
                  (as a percentage of offering price)                                         5.75%             NONE
                  ---------------------------------------------------------------------- ----------------- -----------------
                  Maximum Sales Charge Imposed On Reinvested Dividends                        NONE              NONE
                  ---------------------------------------------------------------------- ----------------- -----------------
                  Deferred Sales Charge                                                       NONE**            NONE
                  ---------------------------------------------------------------------- ----------------- -----------------
                  Redemption Fees                                                             NONE              NONE
                  ---------------------------------------------------------------------- ----------------- -----------------
                  Exchange Fees                                                               NONE              NONE

                  * You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.
                  ** Except for investments of $1 million or more. See "Investing with Victory -- Calculation of Sales Charges -- Class A."

                  The Annual Fund Operating Expenses table below illustrates the operating expenses that you will incur as a shareholder of the Stock Index Fund. The Fund pays these expenses from its assets.

                  Annual Fund Operating Expenses                                   Class A          Class G /1/
                  Management Fees                                                   0.60%             0.60%
                  ------------------------------------------------------------ ----------------- ----------------
                  Distribution (12b-1) Fees                                         0.00%             0.00%
                  ------------------------------------------------------------ ----------------- ----------------
                  Other Expenses                                                    0.24%             0.49% /2/
                                                                                    -----             -----
                  ------------------------------------------------------------ ----------------- ----------------
                  Total Fund Operating Expenses                                     0.84% /3/         1.09% /4/

                  /1/ The estimated Class G expenses for the fiscal year ending October 31, 1999 are based on historical expenses of Class A Shares of the Stock Index Fund.
                  /2/  Includes a shareholder servicing fee of 0.25%.
                  /3/ For the fiscal year ended October 31, 1998, the Adviser waived a portion of its fee so that the Stock Index Fund's net operating expenses equaled 0.57% for Class A Shares. This waiver is currently in effect, but the Adviser may terminate it at any time.
                  /4/ For the fiscal year ending October 31, 1999, the Adviser anticipates that it will voluntarily waive its fees so that the net operating expenses of Class G Shares of the Stock Index Fund will equal 0.82%. The Adviser may terminate this waiver at any time.



                                       3


                                  VF-EQTY-SUP2

                  EXAMPLE

                  The following Example is designed to help you compare the cost of investing in the Stock Index Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Stock Index Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Stock Index Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 Year           3 Years           5 Years          10 Years
                  Class A                  $656              $828            $1,014            $1,553
                  Class G                  $111              $347             $601             $1,329

7. On page 9, under "Risk/Return Summary - Investment Performance" for the Stock Index Fund, replace the chart on the lower left side of the page with the chart below:

         The table shows how the Stock Index Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures shown in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

               ----------------------------------------------- ----------- ------------ ------------
               Average Annual Total Returns (for the Periods      Past        Past         Since
               ended December 31, 1998) *                       One Year     5 Years     Inception
                                                                                         (12/3/93)
               ----------------------------------------------- ----------- ------------ ------------
               Class A                                             20.36%       21.81%       21.57%
               ----------------------------------------------- ----------- ------------ ------------
               S&P 500 Index **                                    28.58%       24.06%       23.75%
               ----------------------------------------------- ----------- ------------ ------------

                  * The Stock Index Fund did not offer Class G Shares prior to June 30, 1999.
                  ** The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.

8. On page 11, under "Risk/Return Summary - Investment Performance" for the Growth Fund, replace the chart on the lower left side of the page with the chart below:

         The table shows how the Growth Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures shown in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

               ----------------------------------------------- ----------- ------------ ------------
               Average Annual Total Returns (for the Periods      Past        Past         Since
               ended December 31, 1998)                         One Year     5 Years     Inception
                                                                                         (12/3/93)
               ----------------------------------------------- ----------- ------------ ------------
               Class A                                             29.26%       22.66%       22.36%
               ----------------------------------------------- ----------- ------------ ------------
               S&P 500 Index *                                     28.58%       24.06%       23.75%
               ----------------------------------------------- ----------- ------------ ------------

                  * The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.


                                       4



                                  VF-EQTY-SUP2

9. On page 13, under "Risk/Return Summary - Investment Performance" for the Special Value Fund, replace the chart on the lower left side of the page with the chart below:

         The table shows how the Special Value Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures shown in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

               ----------------------------------------------- ----------- ------------ -------------
               Average Annual Total Returns (for the Periods      Past        Past         Since
               ended December 31, 1998)                         One Year     5 Years     Inception
                                                                                         (12/3/93)
               ----------------------------------------------- ----------- ------------ -------------
               Class A                                            -14.31%       10.88%        11.35%
               ----------------------------------------------- ----------- ------------ -------------
               Class B *                                          -13.63%       11.31%        11.77%
               ----------------------------------------------- ----------- ------------ -------------
               S&P 400 Mid-Cap Index **                            19.11%       18.84%        17.21%
               ----------------------------------------------- ----------- ------------ -------------

                  * Performance information prior to March 1, 1996, the Class B Shares' inception date, reflects the performance of Class A Shares, which has not been adjusted for the expenses of Class B Shares.
                  ** The Standard & Poor's 400 Mid-Cap Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid-sized companies.

10. On page 15, under "Risk/Return Summary - Investment Performance" for the Ohio Regional Stock Fund, replace the chart for on the lower left side of the page with the chart below:

         The table shows how the Ohio Regional Stock Fund's average annual returns for one year, five years and since inception compare to those of two broad-based market indices. The figures shown in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

               ---------------------------------------- ------------- --------------- ---------------
                        Average Annual Total Returns        Past           Past           Since
               (for the Periods ended December 31,        One Year       5 Years        Inception
               1998)                                                                    (10/20/89)
               ---------------------------------------- ------------- --------------- ---------------
               Class A                                        -7.41%          12.91%          12.69%
               ---------------------------------------- ------------- --------------- ---------------
               Class B *                                      -6.42%          13.32%          12.98%
               ---------------------------------------- ------------- --------------- ---------------
               S&P 500 Index **                               28.58%          24.06%          17.63%
               ---------------------------------------- ------------- --------------- ---------------
               S&P 400 Mid-Cap Index ***                      19.11%          18.84%          17.26%
               ---------------------------------------- ------------- --------------- ---------------

                  * Performance information prior to March 1, 1996, the Class B Shares' inception date, reflects the performance of Class A Shares, which has not been adjusted for the expenses of Class B Shares.
                  ** The Standard & Poor's 500 Stock Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid- to large-size companies.
                  *** The Standard & Poor's 400 Mid-Cap Index is a broad-based unmanaged index that represents the general performance of domestically traded common stocks of mid-sized companies.


11. On page 17, under "Risk/Return Summary - Investment Performance" for the International Growth Fund, replace the chart on the lower left side of the page with the chart below:

         The table shows how the International Growth Fund's average annual returns for one year, five years and since inception compare to those of a broad-based market index. The figures shown in this table assume reinvestment of dividends and distributions and reflect all applicable sales charges.

               ----------------------------------------------- ----------- ------------ --------------
               Average Annual Total Returns (for the Periods      Past        Past          Since
               ended December 31, 1998) *                       One Year     5 Years      Inception
                                                                                          (5/18/90)
               ----------------------------------------------- ----------- ------------ --------------
               Class A                                           10.76%      5.91%        6.62%
               ----------------------------------------------- ----------- ------------ --------------
               Class B **                                        12.09%      6.27%        6.92%
               ----------------------------------------------- ----------- ------------ --------------
               Morgan Stanley All-Country World Free XUSA
               Index ***                                         14.46%      7.80%        6.30%
               ----------------------------------------------- ----------- ------------ --------------

                  * The International Growth Fund did not offer Class G Shares prior to March 29, 1999.
                  ** Performance information prior to March 1, 1996, the Class B Shares' inception date, reflect the performance of Class A Shares, which has not been adjusted for the expenses of Class B Shares.
                  *** The MSWI Free XUSA Index is a widely recognized unmanaged index of common stock prices with country weightings of international companies.


12. On page 17, in the Risk/Return Summary for the International Growth Fund, add the following information under "Fund Expenses."

                  Shareholder Transaction Expenses
                  (paid directly from your investment)*                                      Class G
                  Maximum Sales Charge Imposed on Purchases
                  (as a percentage of offering price)                                          NONE
                  ---------------------------------------------------------------------- -----------------
                  Maximum Sales Charge Imposed On Reinvested Dividends                         NONE
                  ---------------------------------------------------------------------- -----------------
                  Deferred Sales Charge                                                        NONE
                  ---------------------------------------------------------------------- -----------------
                  Redemption Fees                                                              NONE
                  ---------------------------------------------------------------------- -----------------
                  Exchange Fees                                                                NONE

                  * You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.



                                       5



                                  VF-EQTY-SUP2

                  The Annual Fund Operating Expenses table below illustrates the net operating expenses that you will incur as a shareholder in Class G Shares of the International Growth Fund. The International Growth Fund pays these expenses from its assets.

                  Annual Fund Operating Expenses                                       Class G
                  Management Fees                                                       1.10%
                  ------------------------------------------------------------ -------------------------
                  Distribution (12b-1) Fees                                             0.50%
                  ------------------------------------------------------------ -------------------------
                  Other Expenses                                                        0.47%
                                                                                        ----
                  ------------------------------------------------------------ -------------------------
                  Total Fund Operating Expenses                                         2.07%
                  ------------------------------------------------------------ -------------------------
                  Fee Waiver                                                           (0.07%)
                  ------------------------------------------------------------ -------------------------
                  Net Expenses /1/                                                      2.00%
                                                                                        =====


                  /1/ The  expenses  shown  are  estimated  based on  historical expenses of the International Growth Fund adjusted to reflect current expenses. The Adviser has agreed to waive its management fee or to reimburse expenses, as allowed by law, to the extent necessary to maintain the net total operating expenses at a maximum of 2.00% until at least April 1, 2001.

                  EXAMPLE

                  The following Example is designed to help you compare the cost of investing in Class G Shares of the International Growth Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the International Growth Fund for the time periods shown and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the International Growth Fund's operating expenses remain the same.* Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                          1 Year           3 Years           5 Years          10 Years
                  Class G                  $203              $635            $1,100            $2,389

                  * This Example assumes that Total Annual Fund Operating Expenses will equal 2.00% until April 1, 2001 and will equal 2.07% thereafter.




                                       6



                                  VF-EQTY-SUP2

13. On page 22, under "Share Price," replace the second sentence in the first paragraph with the following:

                     You may buy, exchange, and sell your shares on any business day at a price that is based on the NAV that is calculated after you place your order.

14. On page 25 under "Choosing a Share Class," delete the second sentence in the first paragraph and replace it with:

         "The Diversified Stock Fund, Stock Index Fund, and International Growth Fund also offer Class G Shares which have no front-end sales charge." Add the following information to facilitate the comparison of Class G Shares of these Funds to their respective Class A and/or Class B
         Shares:

                      Class G
                      -------

      o No front-end sales charge. All your money goes to work for you right away.
      o        No deferred sales charge.
      o        Lower annual expenses than Class B Shares.
      o        Higher annual expenses than Class A Shares.
      o        No automatic conversion to Class A Shares.
      o        Class G Shares are sold only by certain broker-dealers.

15. On page 33, under "Portfolio Management," delete Barbara A. Myers' name and biographical information from the paragraph regarding the portfolio managers of the Special Value Fund.

16. On page 33, under "Portfolio Management," delete Theresa Hemmi's name and biographical information paragraph regarding the portfolio manager for the Stock Index Fund, and add the following:

         Ernest C. Pelaia is the Portfolio Manager of the Stock Index Fund, a position he has held since July 1999. He is a Portfolio Manager, and has been with KAM since July 1991 as an Analyst, Trader, Investment Officer and most recently Assistant Vice President of Funds Management.

17. On page 35, under "Shareholder Servicing Plan," please add the following paragraph at the end of the section:

         Pursuant to the Shareholder Servicing Plan described above, Class G Shares of the Stock Index Fund also will pay to shareholder servicing agents a monthly service fee at an annual rate of 0.25% of the average daily net assets of Class G Shares of the Stock Index Fund.

18. On page 35, under "Distribution Plan," please insert the following between the first and second paragraphs:

         Victory also has adopted a Rule 12b-1 Distribution and Service Plan for Class G Shares of the Diversified Stock Fund and International Growth Fund, under which these shares will pay to the Distributor a monthly service fee at an annual rate of 0.25% of the average daily net assets of each Fund. The service fee is paid to securities broker-dealers or other financial intermediaries for providing personal services to shareholders of these Funds, including responding to inquiries, providing information to shareholders about their fund accounts, establishing and maintaining accounts and records, processing dividend and distribution payments, arranging for bank wires, assisting in transactions, and changing account information. Each Fund may enter into agreements with various shareholder servicing agents, including KeyCorp and its affiliates, and with other financial institutions that provide such services.



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

         Under the Class G Rule 12b-1 Distribution and Service Plan, Class G Shares of the Diversified Stock Fund and International Growth Fund also annually pay the Distributor a monthly distribution fee in an additional amount of up to 0.25% of each Fund's average daily net assets. The distribution fee is paid to the Distributor for general distribution services and for selling Class G Shares of these Funds. The Distributor makes payments to agents who provide these services.

         Victory has adopted a separate Rule 12b-1 Distribution and Service Plan for Class G shares of the Stock Index Fund. Class G Shares of the Stock Index Fund do not pay expenses under this plan.

19. Throughout the Prospectus add the following where appropriate: "To obtain additional information, call Gradison McDonald at 513-579-5999 or 800-869-5999 or write Gradison McDonald, 580 Walnut Street, Cincinnati, OH 45202."

Please insert this Supplement in the front of your Prospectus. If you want to obtain more information, please call the Funds at 800-539-FUND or Gradison McDonald at 513-579-5999 or 800-869-5999.


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